SIGNIFICANT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
SIGNIFICANT RISK

16. SIGNIFICANT RISK

Credit risk

Financial instruments that potentially expose the Group to the concentration of credit risk consist primarily of cash, accounts receivable, amounts from related parties, and other receivables included in prepaid expenses and other current assets.

As of December 31, 2025 and June 30, 2026, the Group places its cash with major financial institutions located in the Hong Kong S.A.R, which management considers to be of high credit quality. Concentration of credit risks with respect to accounts receivable, amounts from related parties, and other receivables included in prepaid expenses and other current assets, to manage credit risk, the Group performs ongoing credit evaluations of customers’ and suppliers’, as well as related parties’ financial condition. There is no significant credit risk for the six months ended June 30, 2025 and 2026.

As of December 31, 2025 and June 30, 2026, HK$2,852,163 (US$366,446) and HK$1,921,687 (US$245,051) of the Group’s cash was on deposit at financial institutions in Hong Kong, respectively. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is HK$500,000 for each financial institution and it has been enhanced to HK$800,000 since October 1, 2024. Accordingly, the Group’s total unprotected cash held in banks amounted to HK$734,116 (US$94,319) and HK$131,775 (US$16,804) as of December 31, 2025 and June 30, 2026, respectively.

Concentration risk

The customer which individually represented greater than 10% of the total revenues of the Group for the six months ended June 30, 2025 and 2026 was as follows:

	For the six months ended June 30,
	2025	2026
Percentage of the Group’s total revenue
KLN Group	*	41.2%

*	represents percentage less than 10%.

The following customers represent more than 10% of the Group’s accounts receivable as of December 31, 2025 and June 30, 2026:

	As of
	December 31, 2025	June 30, 2026
Percentage of the Group’s accounts receivable (1)
Customer A	61.5%	44.2%

(1)	Accounts receivable, for the purposes of this concentration of credit risk disclosure, include receivables from third parties and receivables from logistics services provided to related parties. Refer to Note 14 - Related Party Transactions for additional details.

For the six months ended June 30, 2025 and 2026, no suppliers represented 10% or more of the Group’s total cost of revenue.

As of each of December 31, 2025 and June 30, 2026, no suppliers accounted for more than 10% of the Group’s accounts payable.

18. SIGNIFICANT RISK

Credit risk

Financial instruments that potentially expose the Group to the concentration of credit risk consist primarily of cash, accounts receivable, amounts from related parties, and other receivables included in prepaid expenses and other current assets.

As of December 31, 2024 and 2025, the Group places its cash with major financial institutions located in the Hong Kong S.A.R, which management considers to be of high credit quality. Concentration of credit risks with respect to accounts receivable, amounts from related parties, and other receivables included in prepaid expenses and other current assets, to manage credit risk, the Group performs ongoing credit evaluations of customers’ and suppliers’, as well as related parties’ financial condition. There is no significant credit risk for the years ended December 31, 2024 and 2025.

As of December 31, 2024 and 2025, nil and HK$2,852,163 (US$366,446) of the Group’s cash was on deposit at financial institutions in Hong Kong, respectively. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is HK$500,000 for each financial institution and it has been enhanced to HK$800,000 since October 1, 2024. Accordingly, the Group’s total unprotected cash held in banks amounted to nil and HK$734,116 (US$94,319) as of December 31, 2024 and 2025, respectively.

Concentration risk

The customer which individually represented greater than 10% of the total revenues of the Group for the years ended December 31, 2024 and 2025 was as follows:

	For the years ended December 31,
	2024	2025
Percentage of the Group’s total revenue
KLN Group	*	44.5%

*	represents percentage less than 10%.

The following customers represent more than 10% of the Group’s accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Percentage of the Group’s accounts receivable (1)
Customer A	*	61.5%

*	represents percentage less than 10%.

(1)	Accounts receivable, for the purposes of this concentration of credit risk disclosure, include receivables from third parties and receivables from logistics services provided to related parties. Refer to Note 16 - Related Party Transactions for additional details.

For the years ended December 31, 2024 and 2025, no suppliers represented 10% or more of the Group’s total cost of revenue.

As of each of December 31, 2024 and 2025, no suppliers accounted for more than 10% of the Group’s accounts payable.